Commitments and Contingencies - Purchase obligations (Details) $ in Millions	Dec. 31, 2018 USD ($)
Purchase Obligations
2019	$ 1,444
2020	137
2021	78
2022	39
2023	14
Thereafter	25
Total	$ 1,737